Exhibit 99.1
Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE

For the collection period ended 07-31-2010	PAGE 1

A.	DATES	Begin	End	# days

1	Determination Date		8/12/2010

2	Payment Date		8/16/2010

3	Collection Period	6/27/2010	7/31/2010	35

4	Monthly Interest Period- Actual	7/15/2010	8/15/2010	32

5	Monthly Interest- Scheduled			30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	373,000,000.00	—	—	—	—	—
7	Class A-2 Notes	489,000,000.00	122,532,040.46	—	56,309,390.14	66,222,650.32	0.1354246
8	Class A-3 Notes	774,000,000.00	774,000,000.00	—	—	774,000,000.00	1.0000000
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	—	114,000,000.00	1.0000000

10	Equals: Total Securities	$1,750,000,000.00	$1,010,532,040.46	$—	$56,309,390.14	$954,222,650.32

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$1,601,515,703.30			$1,545,206,313.16

13	NPV Lease Payments Receivable	1,010,673,954.42	463,386,047.84			423,656,010.25
14	NPV Base Residual	1,284,408,231.37	1,138,129,655.46			1,121,550,302.91

					Per $1000	Principal& Interest	Per $1000
			Coupon Rate	Interest Pmt Due	Face Amount	Payment Due	Face Amount

15	Class A-1 Notes		1.4521%	—	—	—	—
16	Class A-2 Notes		2.8700%	293,055.80	2.3916667	56,602,445.94	461.9399606
17	Class A-3 Notes		3.4100%	2,199,450.00	2.8416667	2,199,450.00	2.8416667
18	Class A-4 Notes		4.5900%	436,050.00	3.8250000	436,050.00	3.8250000

	Equals: Total Securities			2,928,555.80		59,237,945.94

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received		38,843,039.99
20	Pull Ahead Waived Payments		—
21	Sales Proceeds - Early Terminations		18,457,498.33
22	Sales Proceeds - Scheduled Terminations		11,871,213.72
23	Security Deposits for Terminated Accounts		29,024.00
24	Excess Wear and Tear Received		125,579.45
25	Excess Mileage Charges Received		175,077.73
26	Other Recoveries Received		523,674.58

27	Subtotal: Total Collections		70,025,107.80

28	Repurchase Payments		—
29	Postmaturity Term Extension		—
30	Investment Earnings on Collection Account		6,306.87

31	Total Available Funds, prior to Servicer Advances		70,031,414.67

32	Servicer Advance		—

33	Total Available Funds		70,031,414.67

34	Reserve Account Draw		—

35	Available for Distribution		70,031,414.67

D.	DISTRIBUTIONS

36	Payment Date Advance Reimbursement (Item 80)		—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods		—
39	Servicing Fee Due in Current Period		1,334,596.42
40	Servicing Fee Shortfall		—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods		—
43	Administration Fee Due in Current Period		5,000.00
44	Administration Fee Shortfall		—
45	Interest Paid to Noteholders		2,928,555.80
46	First Priority Principal Distribution Amount		—
47	Amount Paid to Reserve Account to Reach Specified Balance		—
48	Subtotal: Remaining Available Funds	65,763,262.45
49	Regular Principal Distribution Amount	56,309,390.14
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)		56,309,390.14
51	Other Amounts paid to Trustees		—

52	Remaining Available Funds		9,453,872.31

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE

For the collection period ended 07-31-2010	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,010,532,040.46
55	Less: Aggregate Securitization Value (End of Collection Period)		(1,545,206,313.16)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,010,532,040.46
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(954,222,650.32)

61	Regular Principal Distribution Amount		56,309,390.14

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		1,545,206,313.16
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)		(590,983,662.84)

65	Targeted Note Balance		954,222,650.32

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		70,031,414.67
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,334,596.42
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		2,928,555.80
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		65,763,262.45
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		65,763,262.45

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		17,213,116.39
85	Initial Reserve Account Balance		17,213,116.39

86	Beginning Reserve Account Balance		17,213,116.39
87	Plus: Net Investment Income for the Collection Period		1,702.65

88	Subtotal: Reserve Fund Available for Distribution		17,214,819.04
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		17,214,819.04
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		1,702.65

93	Equals: Ending Reserve Account Balance		17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts

96	Aggregate Securitization Value for Scheduled Terminated Units	790	12,235,232.39
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(11,885,438.72)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(370,781.67)
99	Less: Excess Wear and Tear Received		(125,579.45)
100	Less: Excess Mileage Received		(175,077.73)

101	Current Period Net Residual Losses/(Gains)	790	(321,645.18)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	10,835	(3,589,498.93)
104	Current Period Net Residual Losses (Item 101)	790	(321,645.18)

105	Ending Cumulative Net Residual Losses	11,625	(3,911,144.11)

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-0.17%

Volkswagen Auto Lease Trust 2009-A
MONTHLY SERVICER CERTIFICATE

For the collection period ended 07-31-2010	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current

108	Aggregate Securitization Value			2,295,082,186	1,545,206,313
109	Aggregate Base Residual Value			1,568,723,690	1,244,599,580
110	Number of Current Contracts			104,213	82,246
111	Weighted Average Lease Rate			3.64%	3.58%
112	Average Remaining Term			28.3	14.8
113	Average Original Term			38.6	38.3
114	Proportion of Base Prepayment Assumption Realized				73.78%
115	Actual Monthly Prepayment Speed				0.82%
116	Turn-in Ratio on Scheduled Terminations				82.66%

		Sales Proceeds	Units	Book Amount	Securitization Value

117	Pool Balance - Beginning of Period		83,979	1,765,108,987	1,601,515,703
118	Depreciation/Payments			(27,840,530)	(26,334,401)
119	Gross Credit Losses		(86)	(1,748,937)	(1,723,347)
120	Early Terminations - Regular		(857)	(17,520,676)	(16,016,409)
121	Early Terminations - Lease Pull Aheads		—	—	—
122	Scheduled Terminations - Returned to VCI	9,739,053	(653)	(11,157,720)	(10,283,825)
123	Scheduled Terminations - Purchased	2,146,386	(137)	(2,147,298)	(1,951,408)

124	Pool Balance - End of Period		82,246	1,704,693,825	1,545,206,313

125	Delinquencies Aging Profile - End of Period		Units	Securitization Value	Percentage

126	Current		81,062	1,522,662,594	98.54%
127	31 - 90 Days Delinquent		1,021	19,358,222	1.25%
128	91+ Days Delinquent		163	3,185,497	0.21%

129	Total		82,246	1,545,206,313	100.00%

130	Credit Losses:			Units	Amounts

131	Aggregate Securitization Value on charged-off units			86	1,723,347
132	Aggregate Liquidation Proceeds on charged-off units				(1,237,198)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			3	58,471
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				(16,190)
135	Recoveries on charged-off units				(89,181)

136	Current Period Aggregate Net Credit Losses/(Gains)			89	439,249

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			1,275	7,959,904
139	Current Period Net Credit Losses (Item 136)			89	439,249

140	Ending Cumulative Net Credit Losses			1,364	8,399,153

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.37%

142	Aging of Scheduled Maturies Not Sold				Units

143	0 - 60 Days since Contract Maturity				319
144	61 - 120 Days since Contract Maturity				74
145	121+ Days since Contract Maturity				46

Volkswagen Auto Lease Trust 2009-A MONTHLY SERVICER CERTIFICATE For the collection period ended 07-31-2010	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
9/15/2010	26,969,149
10/15/2010	26,828,820
11/15/2010	29,683,135
12/15/2010	36,809,417
1/15/2011	36,506,214
2/15/2011	51,192,685
3/15/2011	44,846,401
4/15/2011	62,413,568
5/15/2011	99,378,206
6/15/2011	96,234,891
7/15/2011	90,208,880
8/15/2011	100,104,087
9/15/2011	95,803,105
10/15/2011	78,471,910
11/15/2011	83,595,923
12/15/2011	61,635,632
1/15/2012	49,659,870
2/15/2012	51,682,823
3/15/2012	61,775,826
4/15/2012	95,958,307
5/15/2012	78,514,697
6/15/2012	49,241,528
7/15/2012	22,616,513
8/15/2012	31,895,222
9/15/2012	22,659,805
10/15/2012	15,576,476
11/15/2012	12,379,355
12/15/2012	9,347,662
1/15/2013	5,394,873
2/15/2013	4,512,160
3/15/2013	6,037,750
4/15/2013	6,710,746
5/15/2013	559,067
6/15/2013	1,074
7/15/2013	535
8/15/2013	—
9/15/2013	—
10/15/2013	—
11/15/2013	—
12/15/2013	—
1/15/2014	—
2/15/2014	—
3/15/2014	—
4/15/2014	—
5/15/2014	—
6/15/2014	—
7/15/2014	—
8/15/2014	—
9/15/2014	—
10/15/2014	—
11/15/2014	—
12/15/2014	—
1/15/2015	—
2/15/2015	—
3/15/2015	—
4/15/2015	—
5/15/2015	—
6/15/2015	—
7/15/2015	—
8/15/2015	—

1,545,206,313

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming

(a) each collection period is a calendar month rather than a fiscal month,

(b) timely receipt of all monthly rental payments and sales proceeds,

(c) no credit or residual losses and

(d) no prepayments (including defaults, purchase option excercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.
Summary of Material Modifications, Extensions or Waivers

None in the current month
Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month
Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month
Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month